4 Risk management (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial liabilities [line items]
Lease	R$ 2,676,896	R$ 100,557
Liquidity Risk [Member]
Disclosure of financial liabilities [line items]
Trade payables	9,197,918
Borrowings	50,421,356
Debentures	350,112
Braskem Idesa borrowings	14,405,509
Derivatives	218,764
Loan to non-controlling shareholder of Braskem Idesa	2,395,887
Other financial liabilities	534,456
Leniency agreement (Note 25)	1,958,240
Lease	3,115,859
Total	82,598,101
Liquidity Risk [Member] | 2021 [Member]
Disclosure of financial liabilities [line items]
Trade payables	9,194,081
Borrowings	857,768
Debentures	51,348
Braskem Idesa borrowings	806,378
Derivatives	49,251
Other financial liabilities	534,456
Leniency agreement (Note 25)	363,720
Lease	665,164
Total	12,522,166
Liquidity Risk [Member] | 2022 [Member]
Disclosure of financial liabilities [line items]
Trade payables	3,837
Borrowings	2,277,351
Debentures	126,754
Braskem Idesa borrowings	1,743,252
Derivatives	76,791
Leniency agreement (Note 25)	376,294
Lease	565,824
Total	5,170,103
Liquidity Risk [Member] | Between Two and Five Years [Member]
Disclosure of financial liabilities [line items]
Borrowings	7,198,320
Debentures	143,307
Braskem Idesa borrowings	2,351,076
Derivatives	92,287
Leniency agreement (Note 25)	1,043,168
Lease	1,174,827
Total	12,002,985
Liquidity Risk [Member] | 2026 Thereafter [Member]
Disclosure of financial liabilities [line items]
Borrowings	40,087,917
Debentures	28,703
Braskem Idesa borrowings	9,504,803
Derivatives	435
Loan to non-controlling shareholder of Braskem Idesa	2,395,887
Leniency agreement (Note 25)	175,058
Lease	710,044
Total	R$ 52,902,847